PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS, NET - Disclosure of detailed information about intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 889
Amortization recognized in the year	31	$ 125
Ending Balance	1,092	889
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,014	0
Initially consolidated company		994
Purchases	93
Disposals	0	0
Fair value adjustment derived from final purchase price allocation	110
Adjustments arising from translating financial statements from functional currency to presentation currency	32	20
Ending Balance	1,249	1,014
Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	125	0
Amortization recognized in the year	31	125
Adjustments arising from translating financial statements from functional currency to presentation currency	1	0
Ending Balance	157	125
Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	706
Ending Balance	842	706
Licences [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	831	0
Initially consolidated company		811
Purchases	0
Disposals	0	0
Fair value adjustment derived from final purchase price allocation	110
Adjustments arising from translating financial statements from functional currency to presentation currency	26	20
Ending Balance	967	831
Licences [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	125	0
Amortization recognized in the year	0	125
Adjustments arising from translating financial statements from functional currency to presentation currency	0	0
Ending Balance	125	125
Other intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	183
Ending Balance	250	183
Other intangible assets [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	183	0
Initially consolidated company		183
Purchases	93
Disposals	0	0
Fair value adjustment derived from final purchase price allocation	0
Adjustments arising from translating financial statements from functional currency to presentation currency	6	0
Ending Balance	282	183
Other intangible assets [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Amortization recognized in the year	31	0
Adjustments arising from translating financial statements from functional currency to presentation currency	1	0
Ending Balance	$ 32	$ 0